Tax liabilities	12 Months Ended
Dec. 31, 2021
Tax liabilities
Tax liabilities
22	Tax liabilities

	12/31/2021	12/31/2020	12/31/2019
Income tax and social contribution	41,764	9,947	4,725
Tax on financial transactions	2,821	1,427	3,630
PIS/COFINS	14,419	7,505	4,058
INSS/FGTS	14,069	7,229	4,455
Other taxes	5,333	4,163	1,334
Total tax liabilities	78,406	30,271	18,202